Debt (Maturities On Long-Term Debt For Each Of The Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 157,695
2016	82,229
2017	109,946
2018	155,500
2019	$ 1,191,625